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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_] Amendment Number: ________

   This Amendment (Check only one):  [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Torchmark Corporation
Address:  3700 South Stonebridge Drive
          McKinney, Texas 75070

Form 13F File Number: 28-1112

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Carol A. McCoy
Title:  Vice President, Associate Counsel & Secretary
Phone:  205-325-4243

Signature, Place and Date of Signing:


/s/ Carol A. McCoy                    Birmingham, AL   May 6, 2009
------------------------------------
(Signature)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          16
Form 13F Information Table Value Total:     $33,120
                                         (thousands)

List of Other Included Managers: None

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE

             Column 1              Column 2  Column 3  Column 4          Column 5           Column 6  Column 7     Column 8
                                                                                                               Voting authority
                                                                                                               ----------------
                                   Title of              Value   Shrs or                   Investment  Other
          Name of Issuer            Class     CUSIP    (x $1000) prn amt  SH/PRN  Put/Call Discretion Managers Sole Shared None
---------------------------------  --------  --------- --------- ------- -------- -------- ---------- -------- ---- ------ ----
 1  Allstate Corp                  Common    020002101   4816    251500     SH                Sole              X
 2  Altria Group Inc               Common    02209S103    320     20000     SH                Sole              X
 3  American Express Co            Common    025816109   1704    125000     SH                Sole              X
 4  Argo Group International
    Holdings LTD                   Common    G0464B107    318     10561     SH                Sole              X
 5  Bank of America Corp           Common    060505104    925    135700     SH                Sole              X
 6  Encana Corp                    Common    292505104   2956     72800     SH                Sole              X
 7  General Electric Co            Common    369604103    121     12000     SH                Sole              X
 8  General Mills Inc              Common    370334104   1496     30000     SH                Sole              X
 9  Johnson & Johnson              Common    478160104    789     15000     SH                Sole              X
10  Kellogg Co                     Common    487836108    476     13000     SH                Sole              X
11  Kraft Foods Inc                Common    50075N104   2073     93000     SH                Sole              X
12  Methanex Corp                  Common    59151K108    391     50000     SH                Sole              X
13  Parker Hannifin Corp           Common    701094104   1716     50500     SH                Sole              X
14  Seaboard Corp                  Common    811543107   2255      2233     SH                Sole              X
15  Torchmark Corp                 Common    891027104   8971    342000     SH                Sole              X
16  US Bancorp                     Common    902973304   3793    259600     SH                Sole              X